UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2014 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 95.1%
Aerospace/Defense – 1.9%
Moog, Inc. Class A†	361,925	$23,709,707

Banking/Financial – 17.5%
Affiliated Managers Group, Inc.†	135,500	27,106,775
Community Bank System, Inc.	391,500	15,276,330
First Midwest Bancorp, Inc.	270,000	4,611,600
Glacier Bancorp, Inc.	380,000	11,046,600
IBERIABANK Corp.	225,600	15,825,840
MB Financial, Inc.	426,600	13,207,536
Northwest Bancshares, Inc.	923,221	13,479,027
Signature Bank†	235,000	29,513,650
SVB Financial Group†	239,000	30,778,420
Umpqua Holdings Corp.	713,741	13,304,132
United Bankshares, Inc.	351,000	10,747,620
Webster Financial Corp.	410,600	12,753,236
Wintrust Financial Corp.	322,000	15,668,520

		213,319,286

Basic Materials – 5.1%
Compass Minerals International, Inc.	113,000	9,324,760
PolyOne Corp.	871,000	31,930,860
Silgan Holdings, Inc.	418,000	20,699,360

		61,954,980

Business Services – 1.4%
Cardtronics, Inc.†	426,575	16,572,439

Capital Goods – 1.7%
Oshkosh Corp.	362,000	21,310,940

Construction – 1.3%
Beacon Roofing Supply, Inc.†	400,000	15,464,000

Consumer Durable – 2.4%
Jarden Corp.†	495,000	29,615,850

Consumer Staples – 2.8%
Casey’s General Stores, Inc.	307,300	20,770,407
Dean Foods Co.	900,000	13,914,000

		34,684,407

Energy – 6.4%
Bonanza Creek Energy, Inc.†	323,400	14,358,960
Cabot Oil & Gas Corp.	519,600	17,604,048
Carrizo Oil & Gas, Inc.†	404,000	21,597,840
Kodiak Oil & Gas Corp.†	1,086,000	13,184,040
Superior Energy Services, Inc.	376,678	11,586,615

		78,331,503

	Number of Shares	Market Value (Note A)
Health Care – 4.8%
PAREXEL International Corp.†	570,000	$30,831,300
West Pharmaceutical Services, Inc.	632,200	27,848,410

		58,679,710

Industrial – 19.7%
Actuant Corp. Class A	495,000	16,904,250
Chicago Bridge & Iron Co. N.V.	410,100	35,740,215
Crane Co.	338,150	24,059,373
EnerSys, Inc.	519,500	35,996,155
Generac Holdings, Inc.	390,000	22,998,300
MasTec, Inc.†	855,000	37,141,200
Trinity Industries, Inc.	380,000	27,386,600
United Rentals, Inc.†	414,141	39,318,547

		239,544,640

Insurance/Services – 1.0%
Selective Insurance Group, Inc.	505,200	11,781,264

REITs – 5.1%
Highwoods Properties, Inc.	382,264	14,682,760
Home Properties, Inc.	212,700	12,787,524
Medical Properties Trust, Inc.	1,187,000	15,181,730
SL Green Realty Corp.	188,000	18,916,560

		61,568,574

Retailing – 5.1%
Aaron’s, Inc.	163,310	4,938,494
ANN, Inc.†	378,498	15,700,097
Brinker International, Inc.	395,000	20,717,750
Cabela’s, Inc.†	320,439	20,991,959

		62,348,300

Technology – 13.3%
Anixter International, Inc.	261,700	26,567,784
Belden, Inc.	464,600	32,336,160
CACI International, Inc. Class A†	191,000	14,095,800
NetScout Systems, Inc.†	500,000	18,790,000
ON Semiconductor Corp.†	1,490,800	14,013,520
PTC, Inc.†	715,000	25,332,450
RF Micro Devices, Inc.†	1,797,000	14,160,360
Solera Holdings, Inc.	270,000	17,101,800

		162,397,874

Utilities – 5.6%
Avista Corp.	455,986	13,975,971
El Paso Electric Co.	386,281	13,801,820
Portland General Electric Co.	363,500	11,755,590

See accompanying Notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS March 31, 2014 (unaudited) (continued)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
Utilities – continued
Southwest Gas Corp.	276,110	$14,758,079
UNS Energy Corp.	225,300	13,524,759

		67,816,219

Total Common Stocks
(Cost $569,101,405)		1,159,099,693

	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
BNY Mellon Cash Reserve
0.01%, due 04/01/14	$55,668,192	55,668,192

Total Short-Term Investments
(Cost $55,668,192)		55,668,192

Total Investments — 99.7%
(Cost $624,769,597*)		1,214,767,885
Other Assets Less Liabilities — 0.3%		3,593,460

NET ASSETS — 100.0%		$1,218,361,345

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $624,769,597 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$593,358,611
Gross unrealized depreciation	(3,360,323)

Net unrealized appreciation	$589,998,288

See accompanying Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2014 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$70,567,251	$81,616,316	$1,214,767,885
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$70,567,251	$81,616,316	$1,214,767,885

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2014, the Funds did not recognize any transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2014 (unaudited)

to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2014.

As of December 31, 2013, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $5,500,079 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Under the Act, any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $49,891 and the Small Cap Value Fund had deferred long-term qualified late-year capital losses of $499,183 for the year ending December 31, 2013. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2013.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	April 29, 2014

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date	April 29, 2014

* Print the name and title of each signing officer under his or her signature.